UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 9/30/14

Item 1.  Schedule of Investments.

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCK - 95.8%
	AGRICULTURE - 5.8%
17,317	Altria Group, Inc. (a)	$ 795,543
12,835	Lorillard, Inc. (a)	768,945
8,989	Philip Morris International, Inc. (a)	749,682
		2,314,170
	BEVERAGES - 9.9%
16,495	Coca-Cola Enterprises, Inc. (a)	731,718
99,332	Cott Corp. (a)	682,411
6,280	Diageo PLC - ADR (a)	724,712
14,104	Keurig Green Mountain, Inc. (a)	1,835,354
		3,974,195
	BIOTECHNOLOGY - 12.6%
5,454	Amgen, Inc. (a)	766,069
8,072	Celgene Corp. * (a)	765,064
16,184	Isis Pharmaceuticals, Inc. * (a)	628,425
8,073	Medivation, Inc. * (a)	798,177
21,040	Myriad Genetics, Inc. * (a)	811,513
78,688	PDL BioPharma, Inc. (a)	587,799
6,112	Vertex Pharmaceuticals, Inc. * (a)	686,439
		5,043,486
	COSMETICS / PERSONAL CARE - 3.7%
9,041	Procter & Gamble Co. (a)	757,093
18,279	Unilever NV - ADR (a)	725,311
		1,482,404
	ELECTRIC - 7.4%
32,231	Calpine Corp. * (a)	699,413
40,925	E.ON SE - ADR (a)	746,267
30,089	Hawaiian Electric Industries, Inc. (a)	798,863
22,537	Portland General Electric Co. (a)	723,888
		2,968,431
	FOOD - 6.3%
14,301	Ingredion, Inc. (a)	1,083,873
11,766	Kellogg Co. (a)	724,786
27,077	Snyder's-Lance, Inc. (a)	717,540
		2,526,199
	GAS - 1.8%
33,078	Questar Corp. (a)	737,309

	HEALTHCARE-PRODUCTS - 18.3%
10,054	Baxter International, Inc.. (a)	721,576
60,610	Boston Scientific Corp. * (a)	715,804
5,053	CR Bard, Inc. (a)	721,114
7,573	Edwards Lifesciences Corp. * (a)	773,582
15,179	Integra Life Sciences Holdings Corp. * (a)	753,486
34,299	Masimo Corp. * (a)	729,883
60,960	Merit Medical Systems, Inc. * (a)	724,205
18,587	Patterson Cos, Inc. (a)	770,059
11,627	St. Jude Medical, Inc. (a)	699,131
8,820	Varian Medical Systems, Inc. * (a)	706,658
		7,315,498

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	HOUSEHOLD PRODUCTS / WARES - 1.8%
10,195	Tupperware Brands Corp. (a)	$ 703,863

	HOUSEWARES - 1.9%
22,143	Newell Rubbermaid, Inc. (a)	761,941

	MISCELLANEOUS MANUFACTURERS - 1.8%
47,435	Blount International, Inc. * (a)	717,692

	OIL & GAS - 1.7%
19,612	Southwestern Energy Co. * (a)	685,439

	PHARMACEUTICALS - 16.9%
17,631	Abbott Laboratories (a)	733,273
9,677	AmerisourceBergen Corp. (a)	748,032
10,005	Cardinal Health, Inc. (a)	749,575
11,642	Eli Lilly & Co. (a)	754,984
16,093	GlaxoSmithKline PLC - ADR (a)	739,795
16,540	Herbalife Ltd. (a)	723,625
46,841	Neurocrine Biosciences, Inc. * (a)	733,998
25,752	Pfizer, Inc. (a)	761,487
14,840	Teva Pharmaceutical Industries Ltd. - ADR (a)	797,650
		6,742,419
	PIPELINES - 3.8%
18,853	El Paso Pipeline Partners LP (a)	757,136
24,342	EnLink Midstream Partners LP (a)	741,214
		1,498,350
	RETAIL - 2.1%
18,527	Nu Skin Enterprises, Inc. (a)	834,271

	TOTAL COMMON STOCK (Cost - $37,735,777)	38,305,667

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
883,590	Dreyfus Cash Management, Institutional Shares - 0.03% **	883,590
	TOTAL SHORT-TERM INVESTMENTS (Cost - $883,590)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 98.0% (Cost - $38,619,367) (b)	$ 39,189,257
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (24.6) % (Proceeds - $9,077,133)	(9,838,591)
	OTHER ASSETS LESS LIABILITIES - 26.6%	10,627,457
	NET ASSETS - 100.0%	$ 39,978,123

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	INVESTMENTS IN SECURITIES SOLD SHORT* - (24.6) %
	COMMON STOCK - (23.5) %
	BEVERAGES - (2.7) %
(8,235)	Keurig Green Mountain, Inc.	$ (1,071,621)

	BIOTECHNOLOGY - (3.3) %
(16,184)	Isis Pharmaceuticals, Inc. *	(628,425)
(6,112)	Vertex Pharmaceuticals, Inc. *	(686,438)
		(1,314,863)
	CHEMICALS - (0.6) %
(146,837)	Rentech, Inc. *	(251,091)

	COMPUTERS - (1.0) %
(3,241)	Stratasys Ltd. *	(391,448)

	COSMETICS/PERSONAL CARE - (1.7) %
(25,626)	Avon Products, Inc.	(322,888)
(21,521)	Coty, Inc.	(356,172)
		(679,060)
	DIVERSIFIED FINANCIAL SERVICES - (0.8) %
(1,785)	Virtus Investment Partners, Inc.	(310,054)

	ENERGY-ALTERNATE SOURCES - (0.8) %
(5,352)	SolarCity Corp. *	(318,979)

	FOOD - (0.9) %
(4,789)	Ingredion, Inc.	(362,958)

	INTERNET - (3.0) %
(2,164)	LinkedIn Corp. *	(449,657)
(6,763)	Splunk, Inc. *	(374,400)
(7,930)	Trulia, Inc. *	(387,777)
		(1,211,834)
	MACHINERY-DIVERSIFIED - (0.9) %
(4,713)	Graco, Inc.	(343,955)

	MINING - (0.5) %
(40,868)	Coeur Mining, Inc. *	(202,705)

	MISCELLANEOUS MANUFACTURERS - (0.8) %
(4,414)	Proto Labs, Inc. *	(304,566)

	OIL & GAS - (1.4) %
(68,000)	EXCO Resources, Inc.	(227,120)
(11,526)	Linn Energy LLC	(347,394)
		(574,514)

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares			Value
	REAL ESTATE INVESTMENT TRUST - (3.6) %
(29,849)	American Realty Capital Properties, Inc.		$ (359,979)
(17,482)	Mack-Cali Realty Corp.		(334,081)
(33,098)	Spirit Realty Capital, Inc.		(363,085)
(26,570)	Western Asset Mortgage Capital Corp.		(392,705)
			(1,449,850)
	TOYS/GAMES/HOBBIES - (0.7) %
(49,429)	LeapFrog Enterprises, Inc. *		(296,080)

	TRANSPORTATION - (0.8) %
(340)	Nordic American Offshore Ltd.		(5,991)
(39,326)	Nordic American Tankers Ltd.		(312,642)
			(318,633)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $8,689,381)		(9,402,211)

	EXCHANGE TRADED FUND - (1.1) %
	EQUITY FUND - (1.1) %
(14,000)	iPath S&P 500 VIX Short-Term Futures ETN *		(436,380)
	TOTAL EXCHANGE TRADED FUND SOLD SHORT (Proceeds - $387,752)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $9,077,133)		$ (9,838,591)

ADR - American Depository Receipt
ETN - Exchange Traded Note
LP - Limited Partnership
PLC - Public Liability Company
* Non-income producing security.
** The rate shown represents the rate at September 30, 2014 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at September 30, 2014.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including short sales,  is $29,612,745 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 3,617,820
		Unrealized depreciation:	(3,879,899)
		Net unrealized depreciation:	$ (262,079)

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	September 30, 2014
Shares		Value
	COMMON STOCK - 51.8%
	AUTO PARTS & EQUIPMENT - 2.6%
9,681	Icahn Enterprises LP	$ 1,024,637

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
16,938	Evercore Partners, Inc.	796,086

	ELECTRIC - 4.2%
57,455	Cia Paranaense de Energia	785,130
59,188	Tractebel Energia SA	835,877
		1,621,007
	PIPELINES - 20.2%
11,697	Buckeye Partners LP	931,549
16,724	Energy Transfer Partners LP	1,070,169
30,950	EnLink Midstream Partners LP	942,428
11,553	Magellan Midstream Partners LP	972,532
13,278	NuStar Energy LP	875,551
20,616	Sunoco Logistics Partners LP	994,928
18,726	TC PipeLines LP	1,267,937
56,192	Veresen, Inc.	856,024
		7,911,118
	PRIVATE EQUITY - 2.3%
39,946	KKR & Co. LP	890,796

	REAL ESTATE INVESTMENT TRUSTS - 20.5%
65,699	Artis Real Estate Investment Trust	899,769
240,624	Charter Hall Group	861,330
64,787	Cousins Properties, Inc.	774,205
35,217	Equity Commonwealth	905,429
41,138	General Growth Properties, Inc.	968,800
103,729	NorthWest Healthcare Properties Real Estate Investment Trust	904,694
3,084,917	Prosperity REIT	957,419
33,858	Sabra Health Care REIT, Inc.	823,427
85,192	Spirit Realty Capital, Inc.	934,556
		8,029,629

	TOTAL COMMON STOCK (Cost - $21,004,658)	20,273,273

	EXCHANGE TRADED FUND - 0.8%
	DEBT FUND - 0.8%
4,650	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	310,295
	TOTAL EXCHANGE TRADED FUND (Cost - $309,647)

Principal	BONDS & NOTES - 46.3%
	ADVERTISING - 2.2%
$ 951,000	Visant Corp., 10.00%, 10/1/17	853,523

	AUTO MANUFACTURERS - 2.4%
895,000	Navistar International Corp., 8.25%, 11/1/21	920,731

	COMMERCIAL SERVICES - 2.3%
863,000	Hertz Corp., 6.75%, 4/15/19	894,284

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2014
Principal			Value
	DISTRIBUTION / WHOLESALE - 4.6%
$ 786,000	HD Supply, Inc., 11.50%, 7/15/20		$ 908,812
870,000	VWR Funding, Inc., 7.25%, 9/15/17		909,150
			1,817,962
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
895,000	Springleaf Financial Corp., 6.90%, 12/15/17		953,175

	ENTERTAINMENT - 2.3%
852,000	Pinnacle Entertainment, Inc., 7.50%, 4/15/21		890,340

	HEALTHCARE-PRODUCTS - 2.3%
814,000	Kinetic Concepts, Inc., 10.50%, 11/1/18		887,260

	HEALTHCARE-SERVICES - 2.3%
852,000	HCA Holdings, Inc., 7.75%, 5/15/21		912,705

	HOUSEHOLD PRODUCTS / WARES - 2.4%
900,000	Reynolds Group Issuer, Inc., 9.00%, 4/15/19		941,625

	LODGING - 2.3%
865,000	MGM Resorts International, 6.625%, 7/15/15		890,950

	MEDIA - 2.3%
911,000	iHeartCommunications, Inc., 9.00%, 3/1/21		909,861

	OIL & GAS - 9.2%
896,000	Concho Resources, Inc., 5.50%, 4/1/23		936,320
857,000	Linn Energy LLC, 8.625%, 4/15/20		890,209
885,000	SandRidge Energy, Inc., 7.50%, 3/15/21		867,300
873,000	W&T Offshore, Inc., 8.50%, 6/15/19		907,920
			3,601,749
	RETAIL - 2.3%
852,000	AmeriGas Finance LLC, 7.00%, 5/20/22		896,730

	SOFTWARE - 4.7%
798,000	First Data Corp., 12.625%, 1/15/21		957,600
830,000	Infor US, Inc., 9.375%, 4/1/19		899,513
			1,857,113
	TELECOMMUNICATIONS - 2.3%
831,000	Level 3 Financing, Inc., 8.625%, 7/15/20		903,712

	TOTAL BONDS & NOTES (Cost - 18,517,504)		18,131,720

	TOTAL INVESTMENTS - 98.9% (Cost - $39,831,809) (a)		$ 38,715,288
	OTHER ASSETS LESS LIABILITIES - 1.1%		414,669
	NET ASSETS - 100.0%		$ 39,129,957

LLC - Limited Liability Company.
LP - Limited Partnership.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $39,724,181 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 662,147
		Unrealized depreciation:	(1,671,040)
		Net unrealized depreciation:	$ (1,008,893)

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCK - 74.9%
	AEROSPACE/DEFENSE - 4.3%
4,003	Alliant Techsystems, Inc.	$ 510,943
3,054	Triumph Group, Inc.	198,663
		709,606
	AIRLINES - 2.4%
5,258	Delta Air Lines, Inc.	190,077
15,189	Hawaiian Holdings, Inc. *	204,292
		394,369
	AUTO PARTS & EQUIPMENT - 3.2%
18,865	American Axle & Manufacturing Holdings, Inc. *	316,366
2,105	Icahn Enterprises LP	222,793
		539,159
	BANKS - 2.2%
17,170	Banco de Brasil SA	178,479
13,433	Itau Unibanco Holding SA	187,238
		365,717
	BEVERAGES - 1.1%
27,027	AMBEV SA	177,767

	COMMERCIAL SERVICES - 2.5%
3,491	Deluxe Corp.	192,564
6,745	Medifast, Inc. *	221,438
		414,002
	COMPUTERS - 3.6%
3,288	Computer Sciences Corp.	201,061
6,136	Hewlett-Packard Co.	217,644
4,344	Lexmark International, Inc.	184,620
		603,325
	DISTRIBUTION/WHOLESALE - 3.5%
2,005	Fossil Group, Inc. *	188,270
16,314	ITOCHU Corp.	199,332
28,986	Marubeni Corp.	198,438
		586,040
	ELECTRIC - 6.9%
26,840	Cia Energetica de Minas Gerais	165,798
6,075	Dynergy, Inc. *	175,324
3,656	Edison International	204,444
5,922	Exelon Corp.	201,881
7,658	Pepco Holdings, Inc.	204,928
5,207	Public Service Enterprise Group, Inc.	193,909
		1,146,284
	ENERGY-ALTERNATE SOURCES - 1.2%
2,802	REX American Resources Corp. *	204,210

	ENGINEERING & CONSTRUCTION - 2.3%
4,593	EMCOR Group, Inc.	183,536
290	Ferrovial SA	5,624
6,122	Foster Wheeler AG	193,578
		382,738
	HEALTHCARE-SERVICES - 2.6%
2,262	Cigna Corp.	205,141
1,936	WellPoint, Inc.	231,584
		436,725

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	HOME FURNISHINGS - 1.3%
10,109	Select Comfort Corp. *	$ 211,480

	INSURANCE - 7.1%
3,355	Aflac, Inc.	195,429
8,783	Assured Guaranty Ltd.	194,631
13,051	BB Seguridade Participacoes SA	172,056
6,481	Montpelier Re Holdings Ltd.	201,494
16,043	Universal Insurance Holdings, Inc.	207,436
5,976	Unum Group	205,455
		1,176,501
	MINING - 1.4%
3,792	US Silica Holdings, Inc.	237,038

	MISCELLANEOUS MANUFACTURERS - 1.0%
3,504	Sturm Ruger & Co., Inc.	170,610

	OFFICE/BUSINESS EQUIPMENT - 1.4%
16,939	Xerox Corp.	224,103

	OIL & GAS - 6.5%
7,382	Delek US Holdings, Inc.	244,492
7,842	PBF Energy, Inc.	188,208
2,612	Phillips 66	212,382
4,192	Valero Energy Corp.	193,964
5,531	Western Refining, Inc.	232,246
		1,071,292
	OIL & GAS SERVICES - 2.0%
6,403	Matrix Service Co. *	154,440
7,442	MRC Global, Inc. *	173,547
		327,987
	PHARMACEUTICALS - 2.1%
3,258	Herbalife Ltd.	142,538
7,000	Pfizer, Inc.	206,990
		349,528
	PIPELINES - 6.5%
6,045	Atlas Pipeline Partners LP	220,401
3,584	Energy Transfer Equity LP	221,097
6,622	EnLink Midstream Partners LP	201,640
3,374	NuStar Energy LP	222,481
4,480	Sunoco Logistics Partners LP	216,205
		1,081,824
	REAL ESTATE - 2.6%
128,539	Sino Land Co. Ltd.	198,636
50,154	Wheelock & Co. Ltd.	239,619
		438,255
	REAL ESTATE INVESTMENT TRUSTS - 3.8%
39,209	Link REIT	225,954
14,590	Newcastle Investment Corp.	185,001
12,528	NorthStar Realty Finance Corp.	221,370
		632,325

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares			Value
	RETAIL - 2.0%
3,581	Macy's, Inc.		$ 208,342
2,861	Nu Skin Enterprises, Inc.		128,831
			337,173
	TRANSPORTATION - 1.4%
8,593	Knight Transportation, Inc.		235,362

	TOTAL COMMON STOCK (Cost - $13,196,699)		12,453,420

	EXCHANGE TRADED FUND - 22.1%
	DEBT FUND - 22.1%
9,386	iShares 20+ Year Treasury Bond ETF		1,091,310
5,552	iShares iBoxx $ High Yield Corporate Bond ETF		510,506
4,446	iShares iBoxx $ Investment Grade Corporate Bond ETF		525,606
4,798	iShares Intermediate Credit Bond ETF		524,469
4,597	iShares JP Morgan USD Emerging Markets Bond ETF		518,772
18,112	PowerShares Emerging Markets Sovereign Debt Portfolio		515,468
	TOTAL EXCHANGE TRADED FUND (Cost - $3,689,245)		3,686,131

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUND - 3.0%
497,490	Dreyfus Cash Management, Institutional Shares - 0.03% **		497,490
	TOTAL SHORT-TERM INVESTMENTS (Cost - $497,490)

	TOTAL INVESTMENTS - 100.0% (Cost - $17,383,434) (a)		$ 16,637,041
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %		(3,077)
	NET ASSETS - 100.0%		$ 16,633,964

LP - Limited Partnership.
* Non-income producing security.
** The rate shown represents the rate at September 30, 2014 and is subject to change daily.
(a) Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,378,329 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 316,818
		Unrealized depreciation:	(1,058,106)
		Net unrealized depreciation:	$ (741,288)

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCK - 61.4%
	AGRICULTURE - 1.8%
33,375	Universal Corp.	$ 1,481,516

	AIRLINES - 0.2%
80,929	American Airlines Group, Inc. *	121,393

	BIOTECHNOLOGY - 2.2%
47,470	Myriad Genetics, Inc. *	1,830,918

	ELECTRIC - 6.9%
36,280	Dynergy, Inc. *	1,047,041
21,097	Edison International	1,179,744
34,160	Exelon Corp.	1,164,514
44,549	Pepco Holdings, Inc.	1,192,131
30,514	Public Service Enterprise Group, Inc.	1,136,342
		5,719,772
	FOOD - 3.9%
105,944	Dean Foods Co.	1,403,758
24,313	Ingredion, Inc.	1,842,682
		3,246,440
	GAS - 2.1%
24,703	National Grid PLC - ADR	1,775,652

	HEALTHCARE-PRODUCTS - 4.6%
21,123	Edwards Lifesciences Corp. *	2,157,714
13,813	IDEXX Laboratories, Inc. *	1,627,586
		3,785,300
	HEALTHCARE-SERVICES - 3.1%
13,270	Cigna Corp.	1,203,456
11,291	WellPoint, Inc.	1,350,630
		2,554,086
	OIL & GAS - 9.2%
42,675	Delek US Holdings, Inc.	1,413,396
45,949	PBF Energy, Inc.	1,102,776
15,136	Phillips 66	1,230,708
41,098	Southwestern Energy Co. *	1,436,375
24,337	Valero Energy Corp.	1,126,073
31,904	Western Refining, Inc.	1,339,649
		7,648,977
	PHARMACEUTICALS - 4.8%
19,482	Herbalife Ltd.	852,338
41,304	Pfizer, Inc.	1,221,359
34,948	Teva Pharmaceutical Industries Ltd. - ADR	1,878,455
		3,952,152
	PIPELINES - 8.9%
58,894	NuStar Energy LP	3,883,470
62,960	ONEOK Partners LP	3,523,242
		7,406,712

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	PRIVATE EQUITY - 12.3%
109,989	Blackstone Group LP	$ 3,462,454
108,846	Carlyle Group LP	3,315,449
151,772	KKR & Co. LP	3,384,516
		10,162,419
	RETAIL - 1.4%
26,199	Nu Skin Enterprises, Inc.	1,179,741

	TOTAL COMMON STOCK (Cost - $54,363,867)	50,865,078

	EXCHANGE TRADED FUND - 23.5%
	DEBT FUND - 23.5%
5,000	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	333,650
45,213	iShares Core US Credit Bond ETF	4,996,941
37,735	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,461,032
121,142	SPDR Barclays High Yield Bond ETF	4,867,485
161,881	SPDR Barclays Short Term High Yield Bond ETF	4,845,098
	TOTAL EXCHANGE TRADED FUND (Cost - $19,816,665)	19,504,206

Principal
	BONDS & NOTES - 9.9%
	ADVERTISING - 1.1%
$ 1,025,000	Visant Corp., 10.00%, 10/1/2017	919,938

	AUTO MANUFACTURERS - 1.2%
950,000	Navistar International Corp., 8.25%, 11/1/2021	977,313

	BANKS - 0.0%
20,000	Banco Hipotecario SA, 9.75%, 4/27/2016	19,975

	DISTRIBUTION / WHOLESALE - 1.2%
925,000	VWR Funding, Inc., 7.25%, 9/15/2017	966,625

	HOUSEHOLD PRODUCTS / WARES - 1.1%
900,000	Reynolds Group Issuer, Inc., 9.00%, 4/15/2019	941,625

	LODGING - 0.6%
2,000,000	Caesars Entertainment Operation Co., Inc., 10.00%, 12/15/2018	472,500

	MEDIA - 1.2%
975,000	iHeartCommunications, Inc., 9.00%, 3/1/2021	973,781

	OIL & GAS - 1.2%
1,000,000	EXCO Resources, Inc., 7.50%, 9/15/2018	960,000

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Principal			Value
	RETAIL - 1.1%
$ 900,000	Burger King Corp., 9.875%, 10/15/2018		$ 949,500

	TELECOMMUNICATIONS - 1.2%
950,000	MetroPCS Wireless, Inc., 7.875%, 9/1/2018		987,881

	TOTAL BONDS & NOTES (Cost - $8,839,527)		8,169,138

Shares
	SHORT-TERM INVESTMENTS - 5.1%
	MONEY MARKET FUND - 5.1%
4,202,733	Dreyfus Cash Management, Institutional Shares, 0.03% **		4,202,733
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,202,733)

	TOTAL INVESTMENTS - 99.9% (Cost - $87,222,792) (a)		$ 82,741,155
	OTHER ASSETS LESS LIABILITIES - 0.1%		107,808
	NET ASSETS - 100.0%		$ 82,848,963

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Liability Company.
* Non-income producing security.
** The rate shown represents the rate at September 30, 2014 and is subject to change daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $86,996,246 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,410,902
		Unrealized depreciation:	(5,665,993)
		Net unrealized depreciation:	$ (4,255,091)

	AmericaFirst Seasonal Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	September 30, 2014
Principal		Value
	BONDS & NOTES - 95.3%
	AUTO PARTS & EQUIPMENT - 2.0%
$ 570,000	Goodyear Tire & Rubber Co., 6.500%, 3/1/21	$ 595,650

	BIOTECHNOLOGY - 2.1%
570,000	Amgen, Inc., 5.375%, 5/15/43	623,134

	CHEMICALS - 2.1%
580,000	Dow Chemical Co., 5.250%, 11/15/41	603,871

	COMMERCIAL SERVICES - 1.4%
383,000	ServiceMaster Co., 7.000% 8/15/20	400,235

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
550,000	CME Group, Inc., 5.300%, 9/15/43	631,916

	ELECTRIC - 2.2%
630,000	NiSource Finance Corp., 4.800%, 2/15/44	643,466

	FOOD - 2.1%
620,000	ConAgra Foods, Inc., 4.650%, 1/25/43	601,054

	HEALTHCARE-PRODUCTS - 2.0%
540,000	Kinetic Concepts, Inc., 10.500%, 11/1/18	588,600

	HEALTHCARE-SERVICES - 6.3%
550,000	Cigna Corp., 5.375%, 2/15/42	608,152
580,000	DaVita HealthCare Partners, Inc., 5.750%, 8/15/22	603,200
630,000	UnitedHealth Group, Inc., 4.250%, 3/15/43	617,829
		1,829,181
	HOUSEHOLD PRODUCTS/WARES - 2.1%
570,000	Reynolds Group Issuer, Inc., 8.250%, 2/15/21	605,625

	INSURANCE - 8.5%
580,000	Allstate Corp., 5.750%, 8/15/53	618,788
460,000	American International Group, Inc., 8.175%, 5/15/58	622,150
590,000	Prudential Financial, Inc., 5.625%, 6/15/43	617,848
620,000	Voya Financial, Inc., 5.650%, 5/15/53	626,200
		2,484,986
	INTERNET - 4.1%
680,000	eBay, Inc., 4.000%, 7/15/42	597,048
600,000	Equinix, Inc., 5.375%, 4/1/23	597,000
		1,194,048
	MACHINERY-CONSTRUCTION & MINING - 2.1%
580,000	Terex Corp., 6.000%, 5/15/21	606,100

	MEDIA - 12.6%
610,000	CCO Holdings LLC, 5.750%, 1/15/24	608,475
580,000	DIRECTV Holdings LLC, 6.000%, 8/15/40	653,662
580,000	iHeartCommunications, Inc., 9.000%, 3/1/21	579,275
540,000	McClatchy Co., 9.000%, 12/15/22	583,875
540,000	Time Warner Cable, Inc., 5.875%, 11/15/40	637,648
550,000	Viacom, Inc., 5.850%, 9/1/43	613,367
		3,676,302

	AmericaFirst Seasonal Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2014
Principal		Value
	MINING - 6.2%
$ 540,000	Alcoa, Inc., 5.400%, 4/15/21	$ 572,636
600,000	Freeport-McMoran, Inc., 5.450%, 3/15/43	613,985
720,000	Newmont Mining Corp., 4.875%, 3/15/42	609,137
		1,795,758
	MISCELLANEOUS MANUFACTURERS - 2.0%
500,000	Illinois Tool Works, Inc., 6.250%, 4/1/19	584,463

	OIL & GAS - 14.3%
600,000	Apache Corp., 4.750%, 4/15/43	601,937
590,000	Continental Resources, Inc., 4.500%, 4/15/23	612,211
610,000	Devon Energy Corp., 4.750%, 5/15/42	609,116
580,000	Linn Energy LLC, 7.750%, 2/1/21	587,250
500,000	Marathon Petroleum Corp., 6.500%, 3/1/41	596,480
560,000	Penn Virginia Corp., 8.500%, 5/1/20	590,800
570,000	SandRidge Energy, Inc., 8.125%, 10/15/22	572,138
		4,169,932
	OIL & GAS SERVICES - 4.2%
580,000	Halliburton Co., 4.750%, 8/1/43	612,738
650,000	National Oilwell Varco, Inc., 3.950%, 12/1/42	615,146
		1,227,884
	PHARMACEUTICALS - 2.0%
630,000	Actavis, Inc., 4.625%, 10/1/42	577,828

	PIPELINES - 4.2%
530,000	Energy Transfer Partners LP, 6.500%, 2/1/42	605,535
610,000	Enterprise Products Operating LLC, 4.850%, 8/15/42	628,827
		1,234,362
	REAL ESTATE INVESTMENT TRUSTS - 2.1%
620,000	Iron Mountain, Inc., 5.750%, 8/15/24	611,475

	RETAIL - 2.2%
600,000	Lowe's Cos, Inc., 4.650%, 4/15/42	626,569

	TELECOMMUNICATIONS - 4.2%
680,000	AT&T, Inc., 4.350%, 6/15/45	627,568
570,000	Level 3 Financing, Inc., 7.000%, 6/1/20	603,487
		1,231,055
	TRANSPORTATION - 2.1%
660,000	CSX Corp., 4.100%, 3/15/44	622,882

	TOTAL BONDS & NOTES (Cost - $28,347,232)	27,766,376

Shares	EXCHANGE TRADED FUND - 3.6%
	DEBT FUND - 3.6%
15,750	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	1,050,998
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,090,558)

	TOTAL INVESTMENTS - 98.9% (Cost - $29,437,790) (a)	$ 28,817,374
	OTHER ASSETS LESS LIABILITIES - 1.1%	325,914
	NET ASSETS - 100.0%	$ 29,143,288

LLC - Limited Liability Company.
LP - Limited Partnership.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $29,437,790 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 49,574
	Unrealized depreciation:	(669,990)
	Net unrealized depreciation	$ (620,416)

AmericaFirst Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2014

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end, closed-end investment companies or unit investment trusts (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Funds' assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 38,305,667	$ -	$ -	$ 38,305,667
Short Term Investments	883,590	-	-	$ 883,590
Total	$ 39,189,257	$ -	$ -	$ 39,189,257

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 9,402,211	$ -	$ -	$ 9,402,211
Exchange Traded Fund Sold Short	436,380	-	-	$ 436,380
Total	$ 9,838,591	$ -	$ -	$ 9,838,591

AmericaFirst Income Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 20,273,273	$ -	$ -	$ 20,273,273
Exchange Traded Fund	310,295	-	-	$ 310,295
Bonds & Notes	-	18,131,720	-	$ 18,131,720
Total	$ 20,583,568	$ 18,131,720	$ -	$ 38,715,288

AmericaFirst Absolute Return Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,453,420	$ -	$ -	$ 12,453,420
Exchange Traded Fund	3,686,131	-	-	$ 3,686,131
Short Term Investments	497,490	-	-	$ 497,490
Total	$ 16,637,041	$ -	$ -	$ 16,637,041

AmericaFirst Quantitative Strategies Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 50,865,078	$ -	$ -	$ 50,865,078
Exchange Traded Fund	19,504,206	-	-	$ 19,504,206
Bonds & Notes	-	8,169,138	-	$ 8,169,138
Short Term Investments	4,202,733	-	-	$ 4,202,733
Total	$ 74,572,017	$ 8,169,138	$ -	$ 82,741,155

AmericaFirst Seasonal Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 27,766,376	$ -	$ 27,766,376
Exchange Traded Fund	1,050,998	-	-	$ 1,050,998
Total	$ 1,050,998	$ 27,766,376	$ -	$ 28,817,374

The Funds did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 for the Funds during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/28/14

By (Signature and Title)

*/s/ James Colantino

       James Colantino, Treasurer

Date

11/28/14